Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 2,174	$ 1,795
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	273	377
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	47	51
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,496	1,119
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	218	131
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	54	34
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	86	83
Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,044	1,025
Loans 90 Days or More Past Due [Member] | Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	273	377
Loans 90 Days or More Past Due [Member] | Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	47	51
Loans 90 Days or More Past Due [Member] | Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	606	540
Loans 90 Days or More Past Due [Member] | Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 118	23
Loans 90 Days or More Past Due [Member] | Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans		$ 34